PACIFIC ETHANOL PLANTS.	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
PACIFIC ETHANOL PLANTS.
2.	PACIFIC ETHANOL PLANTS.

Illinois Corn Processing

On July 3, 2017, the Company purchased 100% of the equity interests of ICP from ICP’s owners, Illinois Corn Processing Holdings Inc. (“ICPH”) and MGPI Processing, Inc. (together with ICPH, the “Sellers”). At the closing, ICP became an indirect wholly-owned subsidiary of the Company.

Upon closing, the Company (i) paid to the Sellers $30.0 million in cash, and (ii) issued to the Sellers secured promissory notes in the aggregate principal amount of approximately $46.9 million (the “Seller Notes”). The Seller Notes were secured by a first priority lien on ICP’s assets and a pledge of the membership interests of ICP.

ICP is a 90 million gallon per year fuel and industrial alcohol manufacturing, storage and distribution facility adjacent to the Company’s facility in Pekin, Illinois and is located on the Illinois River. ICP produces fuel-grade ethanol, beverage and industrial-grade alcohol, dry distillers grain and corn oil. The facility has direct access to end-markets via barge, rail and truck, and expands the Company’s domestic and international distribution channels. ICP is reflected in the results of the Company’s production segment.

Upon closing, the Company recognized the following allocation of the purchase price at fair values. No intangible assets or liabilities were recognized. The Company’s purchase price consideration allocation is as follows (in thousands):

Cash and equivalents	$426
Accounts receivable	11,636
Inventories	9,227
Other current assets	1,560
Total current assets	22,849
Property and equipment	61,128
Other assets	328
Total assets acquired	$84,305

Accounts payable, trade	$5,683
Other current liabilities	1,486
Total current liabilities	7,169
Other non-current liabilities	209
Total liabilities assumed	$7,378

Net assets acquired	$76,927
Estimated goodwill	$—
Total purchase price	$76,927

The contractual amount due on the accounts receivable acquired was $11.6 million, all of which was expected to be collectible.

The following table presents unaudited pro forma combined financial information assuming the acquisition of ICP occurred on January 1, 2016 (in thousands, except per share data):

	Years Ended December 31,
	2017	2016

Net sales – pro forma	$1,710,317	$1,802,159
Consolidated net income (loss) – pro forma	$(42,589)	$8,329
Diluted net income (loss) per share – pro forma	$(0.95)	$0.16
Diluted weighted-average shares – pro forma	42,745	42,251

For the years ended December 31, 2018 and 2017, ICP contributed $163.1 million and $75.9 million in net sales and $6.5 million and $3.7 million in pre-tax income, respectively.

Pacific Aurora

On December 15, 2016, PE Central closed on an agreement with ACEC under which (i) PE Central contributed to Pacific Aurora 100% of the equity interests of its wholly-owned subsidiaries, Pacific Ethanol Aurora East, LLC (“AE”) and Pacific Ethanol Aurora West, LLC (“AW”), which owned the Company’s Aurora East and Aurora West ethanol plants, respectively, in exchange for an 88.15% ownership interest in Pacific Aurora, and (ii) ACEC contributed to Pacific Aurora its grain elevator adjacent to the Aurora East and Aurora West properties and related grain handling assets, including the outer rail loop and the real property on which they are located, in exchange for an 11.85% ownership interest in Pacific Aurora. On December 15, 2016, concurrent with the closing of the contribution transaction, PE Central sold a 14.22% ownership interest in Pacific Aurora to ACEC for $30.0 million in cash.

Following the closing of these transactions, PE Central owned 73.93% of Pacific Aurora and ACEC owned 26.07% of Pacific Aurora.

The Company has consolidated 100% of the results of Pacific Aurora and recorded the amount attributed to ACEC as noncontrolling interests under the voting rights model. Since the Company had control of AE and AW prior to forming Pacific Aurora, there was no gain or loss recorded on the contribution and ultimate sale of a portion of the Company’s interests in Pacific Aurora. ACEC contributed $16.5 million in assets at fair market value and paid $30.0 million in cash for its additional ownership interests. A noncontrolling interest was recognized to reflect ACEC’s proportional ownership interest multiplied by the book value of Pacific Aurora’s net assets. As a result, the Company recorded $16.2 million as additional paid-in capital attributed to the difference between Pacific Aurora’s book value and the contribution and sale.

The carrying values and classification of assets and liabilities of Pacific Aurora as of December 31, 2016 were as follows (in thousands):

Cash and equivalents	$1,453
Accounts receivable	16,804
Inventories	3,837
Other current assets	77
Total current assets	22,171
Property and equipment	115,759
Other assets	1,387
Total assets	$139,317

Accounts payable and accrued liabilities	$20,152
Other current liabilities	2,045
Long-term debt outstanding, net	621
Total liabilities	$22,818